Note 1 - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio	Dec. 31, 2014	Dec. 31, 2013
Note 1 - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio [Line Items]
Loan portfolio	100.00%	100.00%
Residential Portfolio Segment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio [Line Items]
Loan portfolio	37.60%	38.73%
Commercial Real Estate Portfolio Segment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio [Line Items]
Loan portfolio	29.86%	32.47%
Consumer Portfolio Segment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio [Line Items]
Loan portfolio	18.42%	18.06%
Commercial and Industrial [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio [Line Items]
Loan portfolio	14.12%	10.74%